Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Office equipment 5 – 12 years
Fixtures and fittings 5 – 10 years